UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds                                                                        (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
California - 151.1%   ABAG Finance Authority for Nonprofit Corporations, California, COP
                      (Children's Hospital Medical Center), 6%, 12/01/09 (a)(b)                           $  1,000     $ 1,073,960
                      ------------------------------------------------------------------------------------------------------------
                      ABC California Unified School District, GO, Series A, 5.625%,
                      8/01/20 (c)(d)                                                                         3,345       3,418,122
                      ------------------------------------------------------------------------------------------------------------
                      Alameda, California, Unified School District, Capital Appreciation, GO
                      (Election of 2004), Series B, 5.02%, 8/01/35 (d)(e)                                   10,000       2,192,400
                      ------------------------------------------------------------------------------------------------------------
                      Alhambra, California, Unified School District, GO (Election of 2004),
                      Series A, 5%, 8/01/29 (f)                                                              7,360       7,359,485
                      ------------------------------------------------------------------------------------------------------------
                      Banning, California, Unified School District, GO (Election of 2006),
                      Series A, 5%, 8/01/27 (f)                                                              2,825       2,837,374
                      ------------------------------------------------------------------------------------------------------------
                      Berkeley, California, Unified School District, GO, Series I, 5.75%,
                      8/01/08 (b)(d)                                                                         2,000       2,046,680
                      ------------------------------------------------------------------------------------------------------------
                      Berkeley, California, Unified School District, GO, Series I, 5.875%,
                      8/01/08 (b)(d)                                                                         4,520       4,627,350
                      ------------------------------------------------------------------------------------------------------------
                      Bonita, California, Unified School District, GO (Election of 2004),
                      Series B, 5%, 8/01/29 (f)                                                              8,350       8,349,415
                      ------------------------------------------------------------------------------------------------------------
                      Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
                      Refunding Bonds, AMT, Series B, 5.25%, 7/01/18 (a)                                     3,640       3,739,008
                      ------------------------------------------------------------------------------------------------------------
                      Cajon Valley, California, Union School District, GO, Series B,
                      5.50%, 8/01/27 (g)                                                                     2,925       2,998,564
                      ------------------------------------------------------------------------------------------------------------
                      California Community College Financing Authority, Lease Revenue Bonds
                      (Grossmont-Palomar-Shasta), Series A, 5.625%, 4/01/26 (g)                              2,180       2,261,532
                      ------------------------------------------------------------------------------------------------------------
                      California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 1.30%,
                      2/01/33 (a)(h)                                                                         2,200       2,200,000
                      ------------------------------------------------------------------------------------------------------------
                      California HFA, S/F Mortgage Revenue Bonds, AMT, Series A-1,
                      Class II, 6%, 8/01/20 (g)                                                                170         171,091
                      ------------------------------------------------------------------------------------------------------------
                      California HFA, S/F Mortgage Revenue Bonds, AMT, Series C-2,
                      Class II, 5.625%, 8/01/20 (g)(i)                                                       1,160       1,168,224
                      ------------------------------------------------------------------------------------------------------------
                      California Health Facilities Financing Authority Revenue Bonds (Kaiser
                      Permanente), Series A, 5.50%, 6/01/22 (c)(d)                                           9,250       9,462,287
                      ------------------------------------------------------------------------------------------------------------
                      California State, GO, 5.25%, 4/01/27                                                      15          15,154
                      ------------------------------------------------------------------------------------------------------------
                      California State, GO, 5.50%, 6/01/25 (f)                                               2,000       2,054,860
                      ------------------------------------------------------------------------------------------------------------
                      California State, GO, Refunding, 5.25%, 2/01/26 (g)                                    6,000       6,083,820
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations
--------------------------------------------------------------------------------

To simplify the listings of BlackRock MuniHoldings California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
S/F            Single-Family
TRAN           Tax Revenue Anticipation Notes
VRDN           Variable Rate Demand Notes

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds                                                                        (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
                      California State Public Works Board, Lease Revenue Refunding Bonds
                      (Various Community College Project), Series B, 5.625%, 3/01/19 (a)                  $  2,625     $ 2,629,279
                      ------------------------------------------------------------------------------------------------------------
                      California State University, Systemwide Revenue Refunding Bonds,
                      Series A, 5%, 11/01/29 (d)                                                             5,000       5,031,050
                      ------------------------------------------------------------------------------------------------------------
                      California State University, Systemwide Revenue Refunding Bonds,
                      Series A, 5%, 11/01/30 (a)                                                             6,000       6,017,460
                      ------------------------------------------------------------------------------------------------------------
                      California State University, Systemwide Revenue Refunding Bonds,
                      Series C, 5%, 11/01/28 (g)                                                            16,215      16,316,019
                      ------------------------------------------------------------------------------------------------------------
                      California State, Various Purpose, GO, 5.50%, 11/01/33                                 7,050       7,189,660
                      ------------------------------------------------------------------------------------------------------------
                      California Statewide Communities Development Authority, Health Facility
                      Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23                       4,915       5,123,445
                      ------------------------------------------------------------------------------------------------------------
                      California Statewide Communities Development Authority Revenue Bonds
                      (Kaiser Permanente), Series B, 5%, 3/01/41                                             3,600       3,296,880
                      ------------------------------------------------------------------------------------------------------------
                      California Statewide Communities Development Authority Revenue Bonds
                      (Los Angeles Orthopedic Hospital Foundation), 5.50%, 6/01/19 (a)                       1,090       1,102,252
                      ------------------------------------------------------------------------------------------------------------
                      California Statewide Communities Development Authority, Revenue
                      Refunding Bonds (Kaiser Hospital Asset Management, Inc.), Series C, 5.25%, 8/01/31     5,000       4,862,000
                      ------------------------------------------------------------------------------------------------------------
                      California Statewide Communities Development Authority, Revenue Refunding
                      Bonds (Kaiser Permanente), Series A, 5%, 4/01/31                                       2,650       2,491,424
                      ------------------------------------------------------------------------------------------------------------
                      Campbell, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                      (Central Campbell Redevelopment Project), Series A, 5%, 10/01/32 (a)                   4,500       4,370,040
                      ------------------------------------------------------------------------------------------------------------
                      Castaic Lake, California, Water Agency Revenue Bonds, COP (Water System
                      Improvement Project), 5.50%, 8/01/09 (a)(b)                                            8,705       9,213,807
                      ------------------------------------------------------------------------------------------------------------
                      Chaffey Community College District, California, GO (Election of 2002),
                      Series B, 5%, 6/01/30 (g)                                                              9,905       9,951,752
                      ------------------------------------------------------------------------------------------------------------
                      Chino Basin, California, Regional Financing Authority, Revenue Refunding
                      Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (a)                       3,675       3,638,213
                      ------------------------------------------------------------------------------------------------------------
                      Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
                      Series D, 5%, 12/01/27 (a)                                                             3,330       3,196,867
                      ------------------------------------------------------------------------------------------------------------
                      Chula Vista, California, Public Financing Authority, Revenue Refunding Bonds,
                      Series A, 5%, 9/01/29 (g)                                                              2,750       2,686,282
                      ------------------------------------------------------------------------------------------------------------
                      Coachella Valley, California, Unified School District, GO (Election of 2005),
                      Series A, 5%, 8/01/27 (f)                                                              2,400       2,379,288
                      ------------------------------------------------------------------------------------------------------------
                      Colton, California, Joint Unified School District, GO, Series A,
                      5.375%, 8/01/26 (f)                                                                    2,500       2,561,075
                      ------------------------------------------------------------------------------------------------------------
                      Contra Costa, California, Community College District, GO (Election of 2002),
                      5%, 8/01/28 (g)                                                                        7,800       7,858,422
                      ------------------------------------------------------------------------------------------------------------
                      Contra Costa County, California, Public Financing Authority, Tax Allocation
                      Revenue Refunding Bonds (Contra Costa Centre Project Areas), Series A,
                      5%, 8/01/37 (g)                                                                        6,600       6,460,344
                      ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds                                                                        (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
                      Corona, California, Department of Water and Power, COP, 5%,
                      9/01/29 (g)                                                                         $     5,910   $ 5,833,288
                      -------------------------------------------------------------------------------------------------------------
                      Corona-Norco, California, Unified School District, GO (Election of 2006),
                      Series A, 5%, 8/01/31 (d)                                                                 5,000     5,025,600
                      -------------------------------------------------------------------------------------------------------------
                      Coronado, California, Community Development Agency, Tax Allocation Bonds
                      (Coronado Community Development Project), 5%, 9/01/30 (a)                                 4,250     4,221,482
                      -------------------------------------------------------------------------------------------------------------
                      Covina-Valley, California, Unified School District, GO, Refunding,
                      Series A, 5.50%, 8/01/26 (d)                                                              2,395     2,525,647
                      -------------------------------------------------------------------------------------------------------------
                      Culver City, California, Redevelopment Finance Authority, Tax Allocation
                      Revenue Refunding Bonds, Series A, 5.60%, 11/01/25 (d)                                    3,750     3,913,837
                      -------------------------------------------------------------------------------------------------------------
                      Desert, California, Community College District, GO, Series C, 5%,
                      8/01/37 (d)                                                                               7,500     7,516,125
                      -------------------------------------------------------------------------------------------------------------
                      East Bay, California, Municipal Utility District, Wastewater System Revenue
                      Refunding Bonds, Sub-Series A, 5%, 6/01/33 (a)                                            6,545     6,535,248
                      -------------------------------------------------------------------------------------------------------------
                      East Bay, California, Municipal Utility District, Wastewater System Revenue
                      Refunding Bonds, Sub-Series A, 5%, 6/01/37 (a)                                            6,015     5,996,293
                      -------------------------------------------------------------------------------------------------------------
                      East Side Union High School District, California, Santa Clara County, Capital
                      Appreciation, GO (Election of 2002), Series E,
                      5.125%, 8/01/28 (e)(j)                                                                   11,000     3,306,380
                      -------------------------------------------------------------------------------------------------------------
                      Escondido, California, COP, Refunding, Series A, 5.75%, 9/01/24 (f)                         465       488,217
                      -------------------------------------------------------------------------------------------------------------
                      Folsom, California, Public Financing Authority, Special Tax Revenue Refunding
                      Bonds, Series A, 5%, 9/01/28 (a)                                                          2,495     2,463,463
                      -------------------------------------------------------------------------------------------------------------
                      Foothill-De Anza, California, Community College District, GO, Refunding, 5%,
                      8/01/30 (f)                                                                               5,000     4,973,050
                      -------------------------------------------------------------------------------------------------------------
                      Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50%,
                      7/01/20 (d)                                                                               4,455     4,538,175
                      -------------------------------------------------------------------------------------------------------------
                      Fullerton, California, Joint Union High School District, GO (Election of
                      2002), Series B, 5%, 8/01/29 (f)                                                          5,200     5,218,668
                      -------------------------------------------------------------------------------------------------------------
                      Garden Grove, California, COP (Financing Project), Series A, 5.50%,
                      3/01/26 (a)                                                                               4,040     4,160,917
                      -------------------------------------------------------------------------------------------------------------
                      Glendale, California, Unified School District, GO, Series B, 5.125%,
                      9/01/23 (d)                                                                               5,200     5,281,068
                      -------------------------------------------------------------------------------------------------------------
                      Hartnell, California, Community College District, GO (Election of 2002),
                      Series B, 5%, 6/01/31 (d)                                                                 2,155     2,164,891
                      -------------------------------------------------------------------------------------------------------------
                      Hemet, California, Unified School District, GO, Series A, 5.375%,
                      8/01/26 (g)                                                                               4,565     4,647,489
                      -------------------------------------------------------------------------------------------------------------
                      Hemet, California, Unified School District, GO, Series B, 5.125%,
                      8/01/37 (k)                                                                               4,500     4,548,285
                      -------------------------------------------------------------------------------------------------------------
                      Hollister, California, Joint Powers Finance Authority, Wastewater Revenue
                      Refunding Bonds (Refining and Improvement Project), Series 1, 5%, 6/01/37 (d)             6,365     6,368,819
                      -------------------------------------------------------------------------------------------------------------
                      Irvine, California, Unified School District, Special Tax (Community Facilities
                      District Number 86-1), 5.375%, 11/01/20 (a)                                               2,300     2,363,871
                      -------------------------------------------------------------------------------------------------------------
                      Irvine, California, Unified School District, Special Tax Refunding Bonds
                      Community Facilities District Number 86-1), 5.80%, 11/01/20 (a)                           4,665     4,765,531
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds                                                                        (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
                      La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                      5.25%, 9/01/24 (a)                                                                  $     2,500   $ 2,566,950
                      -------------------------------------------------------------------------------------------------------------
                      La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                      5.125%, 9/01/34 (a)                                                                       7,165     7,174,386
                      -------------------------------------------------------------------------------------------------------------
                      Little Lake, California, City School District, GO, Series B, 5.25%,
                      7/01/22 (d)                                                                               1,210     1,273,876
                      -------------------------------------------------------------------------------------------------------------
                      Lodi, California, Wastewater System Revenue Bonds, COP, Refunding, Series A, 5%,
                      10/01/32 (d)                                                                              2,000     1,988,260
                      -------------------------------------------------------------------------------------------------------------
                      Lompoc, California, Unified School District, GO (Election of 2002),
                      Series C, 5%, 6/01/32 (d)                                                                 1,485     1,491,074
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles, California, Community College District, GO (Election of 2003), S
                      eries E, 5%, 8/01/31 (d)                                                                 11,215    11,267,374
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles, California, Community Redevelopment Agency, Community Redevelopment
                      Financing Authority Revenue Bonds
                      (Bunker Hill Project), Series A, 5%, 12/01/27 (d)                                        10,000    10,089,600
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds,
                      Sub-Series A-2, 5%, 7/01/35 (a)                                                           2,000     1,996,880
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles, California, M/F Housing Revenue Refunding Bonds, Senior Series G,
                      5.65%, 1/01/14 (d)                                                                          160       160,698
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles, California, Unified School District, GO (Election of 2004),
                      Series H, 5%, 7/01/32 (d)                                                                 5,000     5,019,850
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles, California, Unified School District, GO, Refunding,
                      Series A-1, 5%, 7/01/21 (f)                                                               9,650    10,023,648
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles, California, Unified School District, GO, Series E, 5%,
                      7/01/30 (a)                                                                              10,000    10,023,300
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles, California, Water and Power Revenue Bonds (Power System),
                      Sub-Series A-1, 5%, 7/01/31 (d)                                                           5,000     5,020,750
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                      Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5%, 7/01/35 (a)       9,000     8,972,730
                      -------------------------------------------------------------------------------------------------------------
                      Los Gatos, California, Unified School District, GO (Election 2001),
                      Series B, 5%, 8/01/30 (d)                                                                 2,735     2,727,506
                      -------------------------------------------------------------------------------------------------------------
                      Los Rios, California, Community College District, GO (Election of 2002),
                      Series B, 5%, 8/01/27 (g)                                                                 1,890     1,898,014
                      -------------------------------------------------------------------------------------------------------------
                      Madera, California, Public Financing Authority, Water and Wastewater Revenue
                      Refunding Bonds, 5%, 3/01/36 (g)                                                          2,000     1,982,080
                      -------------------------------------------------------------------------------------------------------------
                      Merced, California, Community College District, GO (School Facilities District
                      Number 1), 5%, 8/01/31 (g)                                                                6,365     6,394,724
                      -------------------------------------------------------------------------------------------------------------
                      Merced, California, Irrigation District, Electrical System Revenue Refunding Bonds,
                      5.25%, 9/01/36 (j)                                                                        5,000     4,941,550
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                      Series A, 5%, 7/01/35 (d)                                                                 3,550     3,566,862
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds                                                                        (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
                      Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                      Series B-1, 5%, 10/01/33 (f)                                                        $     9,000   $ 9,004,320
                      -------------------------------------------------------------------------------------------------------------
                      Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                      5%, 9/01/29 (a)                                                                           3,750     3,663,112
                      -------------------------------------------------------------------------------------------------------------
                      Monrovia, California, Financing Authority, Lease Revenue Bonds (Library Project),
                      5%, 12/01/37 (a)                                                                          1,685     1,654,198
                      -------------------------------------------------------------------------------------------------------------
                      Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark
                      Redevelopment Project), 5.125%, 10/01/31 (a)                                              4,150     4,102,524
                      -------------------------------------------------------------------------------------------------------------
                      Napa, California, Water Revenue Bonds, 5%, 5/01/35 (a)                                    9,100     9,072,791
                      -------------------------------------------------------------------------------------------------------------
                      Northern California Power Agency, Public Power Revenue Refunding Bonds
                      (Hydroelectric Project Number 1), Series A, 5.125%, 7/01/23 (g)                           3,275     3,311,091
                      -------------------------------------------------------------------------------------------------------------
                      Oakland, California, Alameda County Unified School District, GO,
                      Series F, 5.50%, 8/01/10 (b)(g)                                                           6,000     6,433,020
                      -------------------------------------------------------------------------------------------------------------
                      Oakland, California, Alameda County Unified School District, GO,
                      Series F, 5.625%, 8/01/10 (b)(g)                                                          8,950     9,621,161
                      -------------------------------------------------------------------------------------------------------------
                      Oakland, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                      (Coliseum Area Redevelopment Project), Series B, 5%, 9/01/36 (a)                          9,355     9,173,700
                      -------------------------------------------------------------------------------------------------------------
                      Ohlone, California, Community College District, GO, Series B, 5%,
                      8/01/30 (d)                                                                               5,000     5,030,150
                      -------------------------------------------------------------------------------------------------------------
                      Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                      Sewer and Headworks Projects), Series A, 5.25%, 6/01/34 (f)                              10,000    10,062,000
                      -------------------------------------------------------------------------------------------------------------
                      Oxnard, California, Financing Authority, Water Revenue Bonds, 5%, 6/01/31 (g)            10,000     9,999,300
                      -------------------------------------------------------------------------------------------------------------
                      Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                      (Convention Center Project), Series A, 5.50%, 11/01/35 (g)                                1,600     1,647,328
                      -------------------------------------------------------------------------------------------------------------
                      Palomar Pomerado Health Care District, California, GO (Election of 2004),
                      Series A, 5.125%, 8/01/37 (g)                                                             9,300     9,337,014
                      -------------------------------------------------------------------------------------------------------------
                      Peralta, California, Community College District, GO (Election of 2007),
                      Series B, 5%, 8/01/32 (d)                                                                 6,980     7,006,943
                      -------------------------------------------------------------------------------------------------------------
                      Pleasanton, California, Unified School District, GO, Series E, 5.50%,
                      8/01/08 (b)(f)                                                                            9,100     9,305,205
                      -------------------------------------------------------------------------------------------------------------
                      Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/14 (f)            3,500     3,658,235
                      -------------------------------------------------------------------------------------------------------------
                      Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/29 (f)           19,815    19,829,267
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds                                                                        (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
                      Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%,
                      11/01/27 (f)                                                                        $    25,350   $24,529,167
                      -------------------------------------------------------------------------------------------------------------
                      Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds, 5%,
                      6/15/33 (g)                                                                               3,000     2,961,660
                      -------------------------------------------------------------------------------------------------------------
                      Poway, California, Unified School District, Public Financing Authority, Special
                      Tax Revenue Bonds, 5%, 9/15/31 (a)                                                        9,070     9,007,871
                      -------------------------------------------------------------------------------------------------------------
                      Poway, California, Unified School District, School Facilities Improvement, GO
                      (Election of 2002), Series 1-B, 5%, 8/01/30 (d)                                          10,000    10,067,100
                      -------------------------------------------------------------------------------------------------------------
                      Rancho, California, Water District Financing Authority, Revenue Refunding Bonds,
                      Series A, 5%, 8/01/34 (d)                                                                 5,000     5,013,250
                      -------------------------------------------------------------------------------------------------------------
                      Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding
                      Bonds (Rancho Redevelopment Project), Series A, 5%, 9/01/34 (g)                           2,500     2,463,825
                      -------------------------------------------------------------------------------------------------------------
                      Redwoods, California, Community College District, GO (Election of 2004), 5%,
                      8/01/31 (g)                                                                               4,630     4,647,131
                      -------------------------------------------------------------------------------------------------------------
                      Richmond, California, Joint Powers Financing Authority, Tax Allocation Revenue
                      Bonds, Series A, 5.50%, 9/01/18 (g)                                                       2,205     2,281,337
                      -------------------------------------------------------------------------------------------------------------
                      Riverside, California, Community College District, GO (Election of 2004),
                      Series C, 5%, 8/01/32 (g)                                                                 8,910     8,900,645
                      -------------------------------------------------------------------------------------------------------------
                      Riverside, California, Unified School District, GO (Election of 2001),
                      Series B, 5%, 8/01/30 (g)                                                                10,735    10,799,732
                      -------------------------------------------------------------------------------------------------------------
                      Sacramento, California, Area Flood Control Agency, Special Assessment Refunding
                      Bonds (Consolidated Capital Assessment District), Series A, 5%, 10/01/32 (f)              2,125     2,097,800
                      -------------------------------------------------------------------------------------------------------------
                      Sacramento, California, City Financing Authority, Revenue Refunding Bonds,
                      5%, 12/01/29 (f)                                                                          8,775     8,614,944
                      -------------------------------------------------------------------------------------------------------------
                      Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                      Bonds, Series L, 5.125%, 7/01/22 (g)                                                     10,825    10,895,146
                      -------------------------------------------------------------------------------------------------------------
                      Sacramento, California, Municipal Utility District Financing Authority Revenue
                      Bonds (Consumers Project), 5.125%, 7/01/29 (g)                                           36,760    35,420,833
                      -------------------------------------------------------------------------------------------------------------
                      Saddleback Valley, California, Unified School District, GO, 5%, 8/01/29 (d)               4,115     4,145,821
                      -------------------------------------------------------------------------------------------------------------
                      Salinas, California, Union High School District, GO (Election of 2002),
                      Series B, 5%, 6/01/26 (g)                                                                 3,490     3,534,114
                      -------------------------------------------------------------------------------------------------------------
                      San Bernardino, California, Joint Powers Financing Authority, Lease Revenue
                      Bonds (Department of Transportation Lease), Series A, 5.50%, 12/01/20 (g)                 5,440     5,448,704
                      -------------------------------------------------------------------------------------------------------------
                      San Bernardino County, California, COP, Refunding (Medical Center Financing
                      Project), 5.50%, 8/01/19 (g)                                                              1,480     1,482,309
                      -------------------------------------------------------------------------------------------------------------
                      San Diego, California, Community College District, GO (Election of 2002), 5%,
                      5/01/30 (d)                                                                              12,555    12,628,823
                      -------------------------------------------------------------------------------------------------------------
                      San Diego, California, Public Facilities Financing Authority, Sewer Revenue
                      Bonds, Series A, 5.25%, 5/15/27 (d)                                                       5,055     5,066,677
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds                                                                        (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
                      San Diego County, California, COP (Edgemoor Project and Regional System),
                      Refunding, 5%, 2/01/29 (a)                                                          $     1,500   $ 1,502,475
                      -------------------------------------------------------------------------------------------------------------
                      San Diego County, California, Water Authority, Water Revenue Bonds, COP,
                      Series A, 5%, 5/01/31 (d)                                                                 4,000     3,988,960
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                      Bonds, 5.50%, 7/01/09 (b)(f)                                                              6,795     7,180,209
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                      Refunding Bonds, Series A, 5%, 7/01/34 (g)                                                2,500     2,498,000
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco, California, City and County Airport Commission, International
                      Airport Revenue Bonds, AMT, Second Series, Issue 24A, 5.50%, 5/01/24 (d)                  6,430     6,490,442
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco, California, City and County Airport Commission, International
                      Airport Revenue Refunding Bonds, AMT, Second Series, Issue 34E, 5.75%, 5/01/24 (d)        5,000     5,142,250
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco, California, Community College District, GO (Election of 2001),
                      Series C, 5%, 6/15/31 (d)                                                                 4,195     4,214,297
                      -------------------------------------------------------------------------------------------------------------
                      San Joaquin County, California, COP, Refunding (County Administration Building),
                      5%, 11/15/30 (g)                                                                          5,530     5,492,673
                      -------------------------------------------------------------------------------------------------------------
                      San Jose, California, Financing Authority, Lease Revenue Refunding Bonds,
                      DRIVERS, Series 1280Z, 7.019%, 12/01/10 (a)(h)                                            2,118     2,118,805
                      -------------------------------------------------------------------------------------------------------------
                      San Jose-Evergreen, California, Community College District, Capital Appreciation,
                      GO (Election of 2004), Refunding, Series A, 5.17%, 9/01/24 (e)(g)                        10,410     4,299,226
                      -------------------------------------------------------------------------------------------------------------
                      San Jose-Evergreen, California, Community College District, Capital Appreciation,
                      GO (Election of 2004), Refunding, Series A, 5.34%, 9/01/29 (e)(g)                         7,250     2,167,968
                      -------------------------------------------------------------------------------------------------------------
                      San Juan, California, Unified School District, GO, 5.625%, 8/01/10 (b)(f)                 3,955     4,289,079
                      -------------------------------------------------------------------------------------------------------------
                      San Juan, California, Unified School District, GO, 5.625%, 8/01/10 (b)(f)                 3,830     4,153,520
                      -------------------------------------------------------------------------------------------------------------
                      San Juan, California, Unified School District, GO (Election of 2002), 5%,
                      8/01/28 (g)                                                                               4,250     4,259,563
                      -------------------------------------------------------------------------------------------------------------
                      San Mateo County, California, Transit District, Sales Tax Revenue Refunding
                      Bonds, Series A, 5%, 6/01/29 (g)                                                          5,650     5,673,278
                      -------------------------------------------------------------------------------------------------------------
                      San Ramon, California, Public Financing Authority, Tax Allocation Revenue Bonds,
                      Series A, 5%, 2/01/38 (a)                                                                 5,000     4,893,400
                      -------------------------------------------------------------------------------------------------------------
                      Sanger, California, Unified School District, GO (Election of 2006), 5%,
                      8/01/27 (d)                                                                               7,345     7,451,135
                      -------------------------------------------------------------------------------------------------------------
                      Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore
                      North Project), Series A, 5.50%, 6/01/23 (a)                                             14,000    14,382,900
                      -------------------------------------------------------------------------------------------------------------
                      Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%,
                      7/01/28 (g)                                                                               6,050     6,049,516
                      -------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds                                                                        (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
                      Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                      Recovery Redevelopment Project), 6%, 7/01/09 (a)(b)                                 $     5,110   $ 5,431,164
                      -------------------------------------------------------------------------------------------------------------
                      Santa Monica-Malibu Unified School District, California, GO (Election of 2006),
                      Series A, 5%, 8/01/32 (f)                                                                 5,000     4,980,800
                      -------------------------------------------------------------------------------------------------------------
                      Santa Rosa, California, High School District, GO (Election of 2002), 5%,
                      8/01/28 (g)                                                                               2,855     2,861,424
                      -------------------------------------------------------------------------------------------------------------
                      Sierra, California, Joint Community College District, GO (School Facility
                      Improvement District Number 2 - Western Nevada), Series A, 5%, 8/01/28 (f)                1,550     1,553,224
                      -------------------------------------------------------------------------------------------------------------
                      Stockton, California, Public Financing Authority, Water Revenue Bonds (Water
                      System Capital Improvement Projects), Series A, 5%, 10/01/31 (g)                          3,200     3,178,144
                      -------------------------------------------------------------------------------------------------------------
                      Tamalpais, California, Union High School District, GO (Election of 2006), 5%,
                      8/01/28 (g)                                                                               4,400     4,441,492
                      -------------------------------------------------------------------------------------------------------------
                      Tracy, California, Area Public Facilities Financing Agency, Special
                      Tax Refunding Bonds (Community Facilities District Number 87-1), Series H,
                      5.875%, 10/01/19 (g)                                                                     13,025    13,978,821
                      -------------------------------------------------------------------------------------------------------------
                      Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,
                      5%, 9/15/33 (f)                                                                           6,655     6,477,312
                      -------------------------------------------------------------------------------------------------------------
                      University of California, General Revenue Refunding Bonds, Series A, 5%,
                      5/15/27 (a)                                                                              10,500    10,551,240
                      -------------------------------------------------------------------------------------------------------------
                      University of California Revenue Bonds, Series K, 5.25%, 9/01/08 (b)(f)                   1,410     1,444,686
                      -------------------------------------------------------------------------------------------------------------
                      Vista, California, COP (Community Projects), 5%, 5/01/37 (g)                              6,750     6,607,845
                      -------------------------------------------------------------------------------------------------------------
                      Vista, California, Unified School District, GO, Series A, 5.25%, 8/01/25 (d)             10,000    10,345,700
                      -------------------------------------------------------------------------------------------------------------
                      Vista, California, Unified School District, GO, Series B, 5%, 8/01/28 (f)                 2,550     2,524,143
                      -------------------------------------------------------------------------------------------------------------
                      Washington, California, Unified School District (Yolo County), Capital
                      Appreciation, GO (Election of 2004), Series A, 4.98%, 8/01/29 (e)(f)                      6,075     1,775,480
                      -------------------------------------------------------------------------------------------------------------
                      West Contra Costa, California, Unified School District, Capital Appreciation,
                      GO (Election of 2002), Series C, 5.78%, 8/01/29 (e)(f)                                    5,825     1,702,415
                      -------------------------------------------------------------------------------------------------------------
                      West Contra Costa, California, Unified School District, GO (Election of 2005),
                      Series A, 5%, 8/01/26 (d)                                                                 2,595     2,631,408
                      -------------------------------------------------------------------------------------------------------------
                      West Contra Costa, California, Unified School District, GO (Election of 2002),
                      Series B, 5%, 8/01/32 (d)                                                                 6,690     6,703,246
                      -------------------------------------------------------------------------------------------------------------
                      Yorba Linda, California, Redevelopment Agency, Redevelopment Project Tax
                      Allocation Revenue Bonds (Subordinate Lien), Series B, 5%, 9/01/32 (a)                    3,145     3,114,242
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.5%    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
                      Series UU, 5%, 7/01/24 (d)                                                                8,120     8,263,886
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds (Cost - $871,566,457) - 152.6%                                              860,603,957
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
                      Municipal Bonds Transferred to Tender Option Bond Trusts (l)                           (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
                      Peralta, California, Community College District, GO (Election of 2000),
                      Series D, 5%, 8/01/35 (d)                                                           $    15,490  $ 15,517,262
                      ------------------------------------------------------------------------------------------------------------
                      San Diego County, California, Water Authority, Water Revenue Refunding
                      Bonds, COP, Series A, 5%, 5/01/32 (g)                                                    10,000     9,889,100
                      ------------------------------------------------------------------------------------------------------------
                      San Francisco, California, Bay Area Rapid Transit District, Sales Tax
                      Revenue Bonds, TRAN, 5%, 7/01/30 (g)                                                     13,500    23,181,774
                      ------------------------------------------------------------------------------------------------------------
                      San Francisco, California, City and County Public Utilities Commission,
                      Water Revenue Refunding Bonds, Series A, 5%, 11/01/32 (g)                                23,100    13,461,525
                      ------------------------------------------------------------------------------------------------------------
                      San Jose, California, Financing Authority, Lease Revenue Refunding Bonds
                      (Civic Center Project), Series B, 5%, 6/01/32 (a)                                        10,564    10,566,007
                      ------------------------------------------------------------------------------------------------------------
                      University of California, Limited Project Revenue Bonds, Series B, 5%,
                      5/15/33 (d)                                                                              17,400    17,435,322
                      ------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds Transferred to Tender Option Bond Trusts
                      (Cost - $94,160,120) - 15.9%                                                             90,054    90,050,990
----------------------------------------------------------------------------------------------------------------------------------
                      Short-Term Securities                                                                    Shares
----------------------------------------------------------------------------------------------------------------------------------
                      CMA California Municipal Money Fund, 1.75% (m)(n)                                    42,417,008    42,417,088
                      ------------------------------------------------------------------------------------------------------------
                      Total Short-Term Securities (Cost - $42,417,088) - 7.5%                                            42,417,088
----------------------------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $1,008,143,665*) - 176.0%                                               993,072,035

                      Other Assets Less Liabilities - 1.2%                                                                6,628,585

                      Liability for Trust Certificates,
                      Including Interest Expense Payable - (8.0%)                                                       (45,350,615)

                      Preferred Stock, at Redemption Value - (69.2%)                                                   (390,211,142)
                                                                                                                      -------------
                      Net Assets Applicable to Common Stock - 100.0%                                                  $ 564,138,863
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                           $    961,682,176
                                                               ================
      Gross unrealized appreciation                            $     10,496,877
      Gross unrealized depreciation                                 (24,127,199)
                                                               ----------------
      Net unrealized depreciation                              $    (13,630,322)
                                                               ================

(a)   AMBAC Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(c)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(d)   FSA Insured.
(e) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)   FGIC Insured.
(g)   MBIA Insured.
(h) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(i)   FHA Insured.
(j)   XL Capital Insured.

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

(k)   Assured Guaranty Insured.
(l) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(m)   Represents the current yield as of report date.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

     ------------------------------------------------------------------------
     Affiliate                                       Net             Dividend
                                                  Activity            Income
     ------------------------------------------------------------------------
     CMA California Municipal Money Fund            42,402,407      $ 179,990
     ------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 22, 2008